Average Annual Total Returns - Sphere 500 Climate Fund Class R6			12 Months Ended	39 Months Ended
		Sep. 15, 2025	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			25.12%	11.28%
Performance Inception Date		Oct. 04, 2021
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.78%	10.99%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.07%	8.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	11.85%
Sphere 500 Fossil-Free Index™ (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		26.26%	11.38%

[1]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.
[2]	For additional information regarding this index, see the discussion under the sub-heading “The Index” in the Summary Section of this Prospectus. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.